UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue,                        Pasadena, CA 91106

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-484-5744

Date of fiscal year end:

3/31

Date of reporting period: 12/31/10

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2010
Shares	Security	Fair Value
	COMMON STOCK - 82.14%
	AGRICULTURE - 6.85%
22,000	Cadiz, Inc. *	$ 273,680
1,200	JG Boswell Co.	900,000
		1,173,680
	BEVERAGES - 4.41%
150,000	Heckmann Corp. *	754,500

	ENGINEERING & CONSTRUCTION - 4.02%
20,000	Layne Christensen Co. *	688,400

	ENVIRONMENTAL CONTROL - 10.03%
55,000	Calgon Carbon Corp. *	831,600
75,000	Met-Pro Corp.	885,750
		1,717,350
	INDUSTRIAL MEASUREMENT INSTRUMENTS - 10.46%
6,000	Badger Meter, Inc.	265,320
13,000	Itron, Inc. *	720,850
22,000	Watts Water Technologies, Inc.	804,980
		1,791,150
	MACHINERY-DIVERSIFIED - 6.43%
3,000	Flowserve Corp.	357,660
23,000	Gorman-Rupp Co.	743,360
		1,101,020
	METAL FABRICATE/HARDWARE - 5.11%
210,000	Mueller Water Products, Inc. - Cl. A	875,700

	MINING - 2.33%
8,000	Molycorp, Inc. *	399,200

	SPECIAL INDUSTRY MACHINERY - 1.31%
30,000	Entegris, Inc. *	224,100
The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2010
Shares	Security	Fair Value
	WATER - 12.79%
23,000	American Water Works Co., Inc.	$ 581,670
15,000	Aqua America, Inc.	337,200
6,000	Cia de Saneamento Basico do Estado de Sao Paulo	317,280
25,000	SJW Corp.	661,750
10,000	Veolia Environnement SA	293,600
		2,191,500
	WATER TREATMENT SYSTEMS - 18.40%
60,000	Duoyuan Global Water, Inc. - ADR *	766,200
225,000	Energy Recovery, Inc. *	823,500
95,000	Hyflux Ltd.	172,900
30,000	Nalco Holding Co.	958,200
40,000	Tri-Tech Holding, Inc. *	430,400
		3,151,200

	TOTAL COMMON STOCK	14,067,800
	( Cost - $12,293,268)

	PREFERRED STOCK - 5.71%
	BEVERAGES - 5.71%
40,000	Glacier Water Trust I, Inc., 9.0625%	978,000
	TOTAL PREFERRED STOCK
	( Cost - $945,199)

	SHORT-TERM INVESTMENT - 12.04%
2,062,442	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.00% (a)	2,062,442
	TOTAL SHORT-TERM INVESTMENT
	( Cost - $2,062,442)

	TOTAL INVESTMENTS - 99.89%
	( Cost - $15,300,909)	17,108,242
	OTHER ASSETS LESS LIABILITIES - 0.11%	19,360
	NET ASSETS - 100.00%	$ 17,127,602

At December 31, 2010, net unrealized appreciation (depreciation) on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 2,452,249
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(644,916)
Net unrealized appreciation		$ 1,807,333

* Non-Income producing security.
ADR - American Depositary Receipt.
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2010.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)				December 31, 2010
Shares	Security			Fair Value
	COMMON STOCK - 50.63%
	AEROSPACE/DEFENSE - 2.66%
5,000	General Dynamics Corp.			$ 354,800

	BEVERAGES - 2.46%
5,000	Coca-Cola Co.			328,850

	CLOSED-END FUNDS - 1.65%
10,000	ClearBridge Energy MLP Fund, Inc.			219,800

	COMMERCIAL SERVICES - 2.32%
10,000	Paychex, Inc.			309,100

	CONSUMER PRODUCTS - 1.42%
3,000	Kimberly-Clark Corp.			189,120

	ELECTRIC - 4.24%
15,000	Otter Tail Corp.			338,100
10,000	Unitil Corp.			227,400
				565,500
	FOOD - 2.60%
10,000	Campbell Soup Co.			347,500

	INVESTMENT MANAGEMENT - 3.47%
2,500	Greenhill & Co.			204,200
4,000	T. Rowe Price Group, Inc.			258,160
				462,360
	MEDICAL - 8.07%
10,000	Abbott Laboratories			479,100
10,000	Eli Lilly & Co.			350,400
4,000	Johnson & Johnson			247,400
				1,076,900
	METAL FABRICATE/HARDWARE - 2.34%
75,000	Mueller Water Products, Inc. - Cl. A			312,750

	OIL & GAS - 4.26%
2,500	Chevron Corp.			228,125
5,000	ConocoPhillips			340,500
				568,625
	PIPELINES - 3.70%
20,000	Atlas Pipeline Partners LP			493,400
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2010
Shares	Security			Fair Value
	RESTAURANTS - 2.30%
4,000	McDonald's Corp.			$ 307,040

	TELECOMMUNICATIONS - 6.39%
10,000	QUALCOMM, Inc.			494,900
10,000	Verizon Communications, Inc.			357,800
				852,700
	WATER - 2.75%
40,000	Consolidated Water Co. Ltd.			366,800

	TOTAL COMMON STOCK			6,755,245
	( Cost - $5,939,335)

	PREFERRED STOCK - 6.39%
	BANKS - 2.85%
20,000	Bank of America Corp., 4.00%			379,600

	PIPELINES - 3.54%
12,200	El Paso Energy Capital Trust I, 4.75%			472,872

	TOTAL PREFERRED STOCK			852,472
	( Cost - $740,812)

	REAL ESTATE INVESTMENT TRUSTS - 29.43%
	APARTMENTS - 3.33%
17,700	Apartment Investment & Management Co., 7.75%			444,270

	DIVERSIFIED - 8.81%
17,500	Entertainment Properties Trust - Convertible Preferred, 5.75%			334,425
5,000	Gladstone Commercial Corp.			94,150
35,000	Investors Real Estate Trust			313,950
10,100	Lexington Corporate Properties Trust - Convertible Preferred, 6.50%			432,785
				1,175,310
	FOREST PRODUCTS & PAPER - 2.80%
10,000	Plum Creek Timber Co., Inc.			374,500

	HEALTHCARE - 4.78%
10,000	Nationwide Health Properties Inc.			363,800
12,500	Senior Housing Properties Trust			274,250
				638,050
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2010
Shares	Security			Fair Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 29.43%
	OFFICE PROPERTY - 4.93%
30,000	CommonWealth REIT, 6.50%			$ 657,297

	WAREHOUSE - 4.78%
75,000	Monmouth Real Estate Investment Corp.			637,500

	TOTAL REAL ESTATE INVESTMENT TRUSTS			3,926,927
	( Cost - $3,415,484)

Principal	BONDS & NOTES - 11.15%
	MORTGAGE BACKED SECURITIES - 1.04%
$ 134,905	Freddie Mac REMICS, 5.75%, Due 7/15/35			138,230

	SEMICONDUCTORS - 3.58%
476,000	Intel Corp., 2.95%, Due 12/15/35			477,701

	SOFTWARE - 3.54%
500,000	Microsoft Corp., 3.00% , Due 10/1/20			472,600

	SOVEREIGN - 2.99%
400,000	Canadian Government Bond, 2.00%, Due 12/1/14			399,288

	TOTAL BONDS & NOTES			1,487,819
	( Cost - $1,499,947)

Shares	SHORT-TERM INVESTMENTS - 2.17%
288,809	Dreyfus Institutional Reserve Money Fund - Premier Shares, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS			288,809
	( Cost - $288,809)

	TOTAL INVESTMENTS - 99.77%
	( Cost - $11,884,387)			13,311,272
	OTHER ASSETS LESS LIABILITIES - 0.23%			30,420
	NET ASSETS - 100.00%			$ 13,341,692

* Non-Income producing security.
REMIC - Real Estate Mortgage Investment Conduit
TIP - Treasury Inflation Protected
(a) Rate Shown is the rate in effect at December 31, 2010
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2010

At December 31, 2010, net unrealized appreciation (depreciation) on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 1,545,174
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(118,289)
Net unrealized appreciation				$ 1,426,885

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

PFW Water Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,067,800	$ -	$ -	$ 14,067,800
Preferred Stock	978,000	-	-	978,000
Short-Term Investments	2,062,442	-	-	2,062,442
Total	$ 17,108,242	$ -	$ -	$ 17,108,242
The Fund did not hold any Level 3 securities during the period.

Montecito Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,755,245	$ -	$ -	$ 6,755,245
Preferred Stock	852,472	-	-	852,472
Real Estate Investment Trusts	3,926,927	-	-	3,926,927
Bonds & Notes	-	1,487,819	-	1,487,819
Short-Term Investments	288,809	-	-	288,809
Total	$ 11,823,453	$ 1,487,819	$ -	$ 13,311,272
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/  Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

2/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

2/28/11